Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.23463%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$896,481.47

Principal:
Principal Collections	$12,178,164.85
Prepayments in Full	$7,354,420.64
Liquidation Proceeds	$221,272.33
Recoveries	$65,452.13
Sub Total	$19,819,309.95
Collections	$20,715,791.42

Purchase Amounts:
Purchase Amounts Related to Principal	$204,236.18
Purchase Amounts Related to Interest	$353.83
Sub Total	$204,590.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,920,381.43

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,920,381.43
Servicing Fee	$290,623.67	$290,623.67	$0.00	$0.00	$20,629,757.76
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,629,757.76
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,629,757.76
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,629,757.76
Interest - Class A-3 Notes	$376,898.92	$376,898.92	$0.00	$0.00	$20,252,858.84
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$19,962,798.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,962,798.51
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$19,869,900.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,869,900.68
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$19,805,347.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,805,347.35
Regular Principal Payment	$18,056,467.82	$18,056,467.82	$0.00	$0.00	$1,748,879.53
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,748,879.53
Residual Released to Depositor	$0.00	$1,748,879.53	$0.00	$0.00	$0.00
Total		$20,920,381.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,056,467.82
Total					$18,056,467.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,056,467.82	$56.96	$376,898.92	$1.19	$18,433,366.74	$58.15
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$18,056,467.82	$17.15	$824,410.41	$0.78	$18,880,878.23	$17.93

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$139,592,191.11	0.4403539	$121,535,723.29	0.3833934
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$295,202,191.11	0.2804478	$277,145,723.29	0.2632938

Pool Information
Weighted Average APR	3.070%	3.062%
Weighted Average Remaining Term	33.08	32.23
Number of Receivables Outstanding	22,244	21,544
Pool Balance	$348,748,403.31	$328,644,784.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$318,854,569.47	$300,496,547.36
Pool Factor	0.3002572	0.2829489

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$28,148,236.96
Targeted Overcollateralization Amount	$51,499,061.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,499,061.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		49	$145,524.99
(Recoveries)		83	$65,452.13
Net Loss for Current Collection Period			$80,072.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2755%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0182%
Second Prior Collection Period			0.0700%
Prior Collection Period			0.1954%
Current Collection Period			0.2837%
Four Month Average (Current and Prior Three Collection Periods)			0.3918%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,855	$8,741,501.96
(Cumulative Recoveries)			$1,641,507.45
Cumulative Net Loss for All Collection Periods			$7,099,994.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6113%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,712.40
Average Net Loss for Receivables that have experienced a Realized Loss			$3,827.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.78%	116	$2,560,898.51
61-90 Days Delinquent	0.12%	18	$388,964.30
91-120 Days Delinquent	0.02%	4	$61,511.56
Over 120 Days Delinquent	0.11%	18	$350,301.22
Total Delinquent Receivables	1.02%	156	$3,361,675.59

Repossession Inventory:
Repossessed in the Current Collection Period		7	$120,182.25
Total Repossessed Inventory		15	$289,249.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2131%
Prior Collection Period			0.2113%
Current Collection Period			0.1857%
Three Month Average			0.2034%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2437%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	31

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	43	$920,803.99
2 Months Extended	58	$1,205,700.39
3+ Months Extended	7	$114,940.74

Total Receivables Extended:	108	$2,241,445.12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer